Schedule of investments
Delaware Value® Fund	February 28, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.94%
Communication Services — 8.11%
Comcast Class A	4,153,263	$ 154,376,785
Verizon Communications	4,490,633	174,281,467
Walt Disney †	1,948,382	194,078,331
		522,736,583
Consumer Discretionary — 12.26%
Dollar General	860,590	186,145,617
Dollar Tree †	1,439,958	209,197,098
Lowe's	947,300	194,906,975
TJX	2,613,627	200,203,828
		790,453,518
Consumer Staples — 5.99%
Archer-Daniels-Midland	2,330,437	185,502,785
Conagra Brands	5,498,320	200,193,831
		385,696,616
Energy — 2.88%
ConocoPhillips	1,798,201	185,844,073
		185,844,073
Financials — 12.61%
American International Group	3,423,200	209,191,752
MetLife	2,875,644	206,269,944
Truist Financial	4,361,723	204,782,895
US Bancorp	4,037,000	192,686,010
		812,930,601
Healthcare — 17.27%
Baxter International	3,495,300	139,637,235
Cigna Group	648,817	189,519,446
CVS Health	2,291,102	191,398,661
Hologic †	2,546,959	202,839,815
Johnson & Johnson	1,224,412	187,653,383
Merck & Co.	1,904,742	202,359,790
		1,113,408,330
Industrials — 11.91%
Dover	1,262,875	189,304,962
Honeywell International	1,001,490	191,765,305
Northrop Grumman	398,062	184,744,555
Raytheon Technologies	2,057,884	201,857,842
		767,672,664
NQ-456 [2/23] 04/23 (2832219)    1

Schedule of investments
Delaware Value® Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology — 18.57%
Broadcom	350,500	$ 208,298,645
Cisco Systems	4,211,047	203,898,896
Cognizant Technology Solutions Class A	3,022,166	189,278,257
Fidelity National Information Services	2,933,321	185,884,552
Motorola Solutions	777,466	204,325,839
Oracle	2,345,600	205,005,440
		1,196,691,629
Materials — 3.20%
DuPont de Nemours	2,825,616	206,354,737
		206,354,737
Real Estate — 2.94%
Equity Residential	3,034,150	189,695,058
		189,695,058
Utilities — 3.20%
Edison International	3,118,400	206,469,264
		206,469,264
Total Common Stocks (cost $4,537,130,196)		6,377,953,073

Short-Term Investments — 0.83%
Money Market Mutual Funds — 0.83%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.42%)	13,414,485	13,414,485
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.46%)	13,414,486	13,414,486
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.57%)	13,414,486	13,414,486
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	13,414,486	13,414,486
Total Short-Term Investments (cost $53,657,943)		53,657,943
Total Value of Securities—99.77% (cost $4,590,788,139)		6,431,611,016

Receivables and Other Assets Net of Liabilities—0.23%		14,774,983
Net Assets Applicable to 353,729,501 Shares Outstanding—100.00%		$6,446,385,999
†	Non-income producing security.
2    NQ-456 [2/23] 04/23 (2832219)